Reinsurance - Schedule of Reinsurance Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	$ 4,024,000,000	$ 4,141,000,000
Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	3,395,000,000	3,653,000,000
Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	367,000,000	210,000,000
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	604,000,000	928,000,000
Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,267,000,000	2,208,000,000
Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	26,000,000	186,000,000
Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	131,000,000	121,000,000
Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	629,000,000	488,000,000
Canada
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	246,000,000	374,000,000
Canada | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	173,000,000	294,000,000
Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	35,000,000	20,000,000
Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	(377,000,000)	(205,000,000)
Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	384,000,000	358,000,000
Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	131,000,000	121,000,000
Canada | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	73,000,000	80,000,000
SLF U.S.
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	3,260,000,000	3,241,000,000
SLF U.S. | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,804,000,000	2,934,000,000
SLF U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	10,000,000	10,000,000
SLF U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	913,000,000	1,076,000,000
SLF U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	1,881,000,000	1,848,000,000
SLF U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF U.S. | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	456,000,000	307,000,000
SLF Asia
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	429,000,000	260,000,000
SLF Asia | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	372,000,000	218,000,000
SLF Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	322,000,000	180,000,000
SLF Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	48,000,000	36,000,000
SLF Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,000,000	2,000,000
SLF Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF Asia | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	57,000,000	42,000,000
Corporate
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	89,000,000	266,000,000
Corporate | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	46,000,000	207,000,000
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	20,000,000	21,000,000
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	26,000,000	186,000,000
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	43,000,000	59,000,000
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	20,000,000	21,000,000
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	26,000,000	47,000,000
Reinsurance Assets
Disclosure of types of insurance contracts [line items]
Impairment loss	$ 0	$ 0